Related Parties (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Related Parties (Textual)
Compensation related expenses	$ 518		$ 620		$ 681
Bonus, description	(i) 2% of the Company's consolidated gross profit, or (ii) 4% of the Company's consolidated EBITDA, in each case, based on the Company's annual audited consolidated financial statement. In the event the Company recognizes a loss in a specific year, then, to the extent an executive is entitled to a bonus in an amount equal to 2% of the gross profit, such bonus (if applicable) will be paid through the issuance of ordinary shares.	(i) 2% of the Company's consolidated gross profit, or (ii) 4% of the Company's consolidated EBITDA, in each case, based on the Company's annual audited consolidated financial statement. In the event the Company recognizes a loss in a specific year, then, to the extent an executive is entitled to a bonus in an amount equal to 2% of the gross profit, such bonus (if applicable) will be paid through the issuance of ordinary shares.
Controlling Shareholders [Member]
Related Parties (Textual)
Gross monthly salary	$ 32				2,600
Compensation related expenses	471		$ 690		$ 926
Annual performance bonus	$ 96
Temporary reduction salaries percentage	50.00%	50.00%
Controlling Shareholders [Member] | NIS [Member]
Related Parties (Textual)
Gross monthly salary | ₪		₪ 120				₪ 10
Compensation related expenses | ₪		1,767		₪ 2,391		₪ 3,562
Annual performance bonus | ₪		₪ 360